OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2026
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥2,211,757	¥1,601,517	$236,034
Distributors and employees	2,837,272	1,362,220	200,766
Accrued expenses	523,917	397,142	58,531
Others	581,943	69,220	10,203
Total	¥6,154,889	¥3,430,099	$505,534

Schedule of other payables related parties

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥2,382,218	¥—	$—
Due to family members of the owners of BHD and FGS	545,159	649,559	95,733
Total	¥2,927,377	¥649,559	$95,733